TYPE                13F-HR/A
PERIOD              9/30/07
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON NOVEMBER 13,2007 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
WILL EXPIRE ON NOVEMBER 14,2008.

Report for the Calendar Year or Quarter ended: September 30,2007

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total:    $  524,615
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------- -------- --------
American Capital StrategPUT           024937954        57,489 1,345,400 SH  PUT SOLE             1,345,400
American Capital StrategPUT           024937954        22,814   533,900 SH  PUT  OTHER     1       533,900
Fairfax Financial HoldinPUT           303901952        54,363   222,800 SH  PUT SOLE               222,800
Fairfax Financial HoldinPUT           303901952        40,162   164,600 SH  PUT  OTHER     1       164,600
IndyMac Bancorp Inc     PUT           456607950        48,941 2,072,900 SH  PUT SOLE             2,072,900
IndyMac Bancorp Inc     PUT           456607950           434    18,400 SH  PUT  OTHER     1        18,400
Jos A Bank Clothiers    PUT           480838951        60,276 1,803,600 SH  PUT SOLE             1,803,600
Jos A Bank Clothiers    PUT           480838951        20,092   601,200 SH  PUT  OTHER     1       601,200
Open Text Corp          PUT           683715956        61,196 2,356,400 SH  PUT SOLE             2,356,400
Open Text Corp          PUT           683715956        37,654 1,449,900 SH  PUT  OTHER     1     1,449,900
Take Two Interactive SofPUT           874054959        85,491 5,005,300 SH  PUT SOLE             5,005,300
Take Two Interactive SofPUT           874054959        35,702 2,090,300 SH  PUT  OTHER     1     2,090,300

 /TEXT
 /DOCUMENT
 /SUBMISSION